Stockholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity (Deficit)

Note 11 — Stockholders’ Equity (Deficit)

General

The Company is currently authorized to issue up to 95,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, par value $0.001 per share.

Common Stock

Of the 95,000,000 shares of Common Stock authorized by the Company’s Articles of Incorporation, 71,501,667 shares of Common Stock are issued and outstanding as of June 30, 2022. Each holder of Common Stock is entitled to one vote per share on all matters to be voted upon by the stockholders and are not entitled to cumulative voting for the election of directors. Holders of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the board of directors out of funds legally available therefor subject to the rights of preferred stockholders. The Company has not paid any dividends and does not intend to pay any cash dividends to the holders of Common Stock in the foreseeable future. The Company anticipates reinvesting its earnings, if any, for use in the development of its business. In the event of liquidation, dissolution, or winding up of the Company, the holders of Common Stock are entitled, unless otherwise provided by law or the Company’s Articles of Incorporation, including any certificate of designations for a series of preferred stock, to share ratably in all assets remaining after payment of liabilities and the preferences of preferred stockholders. Holders of the Company’s Common Stock do not have preemptive, conversion, or other subscription rights. There are no redemptions or sinking fund provisions applicable to the Company’s Common Stock.

Common Stock Issuances

For the six months ended June 30, 2022, the Company issued and/or sold the following unregistered securities:

None.

Please see Note 15 — Subsequent Events for further information.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2022 and 2021

(Unaudited)

Note 11 — Stockholders’ Equity (Deficit) (continued)

At June 30, 2022 and December 31, 2021, there are 71,501,667 and 71,501,667 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

The Board is authorized, without further approval from our stockholders, to create one or more series of preferred stock, and to designate the rights, privileges, preferences, restrictions, and limitations of any given series of preferred stock. Accordingly, the Board may, without stockholder approval, issue shares of preferred stock with dividend, liquidation, conversion, voting, or other rights that could adversely affect the voting power or other rights of the holders of Common Stock. The issuance of preferred stock could have the effect of restricting dividends payable to holders of our Common Stock, diluting the voting power of our Common Stock, impairing the liquidation rights of our Common Stock, or delaying or preventing a change in control of us, all without further action by our stockholders. Of the 5,000,000 shares of preferred stock, par value $0.001 per share, authorized in our Articles of Incorporation, 2,500 shares are designated as Series A Convertible Preferred Stock.

Series A Convertible Preferred Stock

Each share of Series A Preferred Stock is convertible, at the option of the holder, into that number of shares of Common Stock determined by dividing the stated value of each share of Series A Preferred Stock (currently, $1,000) by the conversion price (currently, $0.75). The stated value and the conversion price are subject to adjustment as provided for in the Certificate of Designation. We are prohibited from effecting a conversion of the Series A Preferred Stock to the extent that, after giving effect to the conversion, the holder (together with such holder’s affiliates and any persons acting as a group with holder or any of such holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion. A holder, upon notice to us, may increase or decrease this beneficial ownership limitation; provided, that, in no event can the holder increase the beneficial ownership limitation in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series A Preferred Stock then held by holder. Such increase of the beneficial ownership limitation cannot be effective until the 61st day after such notice is given to us and shall apply only to such holder. The Series A Preferred Stock has no voting rights; however, as long as any shares of Series A Preferred Stock are outstanding, we are not permitted, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series A Preferred Stock to (i) alter or change adversely the powers, preferences, or rights given to the Series A Preferred Stock or alter or amend the Series A Preferred Stock Certificate of Designation, (ii) amend our Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the holders, (iii) increase the number of authorized shares of Series A Preferred Stock, or (iv) enter into any agreement with respect to any of the forgoing.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2022 and 2021

(Unaudited)

Note 11 — Stockholders’ Equity (Deficit) (continued)

Preferred Stock Issuances

For the six months ended June 30, 2022

None

At June 30, 2022 and December 31, 2021, there were 0 and 0 shares of Series A Preferred Stock issued and outstanding, respectively.

Note 13 — Stockholders’ Equity (Deficit)

General

The Company is currently authorized to issue up to 95,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, par value $0.001 per share.

Preferred Stock

The Board is authorized, without further approval from the Company’s stockholders, to create one or more series of preferred stock, and to designate the rights, privileges, preferences, restrictions, and limitations of any given series of preferred stock. Accordingly, the Board may, without stockholder approval, issue shares of preferred stock with dividend, liquidation, conversion, voting, or other rights that could adversely affect the voting power or other rights of the holders of Common Stock. The issuance of preferred stock could have the effect of restricting dividends payable to holders of the Company’s Common Stock, diluting the voting power of its Common Stock, impairing the liquidation rights of its Common Stock, or delaying or preventing a change in control of the Company, all without further action by its stockholders. Of the 5,000,000 shares of preferred stock, par value $0.001 per share, authorized in the Company’s Articles of Incorporation, 2,500 shares are designated as Series A Convertible Preferred Stock.

Series A Convertible Preferred Stock

Each share of Series A Preferred Stock is convertible, at the option of the holder, into that number of shares of Common Stock determined by dividing the stated value of each share of Series A Preferred Stock (currently, $1,000) by the conversion price (currently, $0.75). The stated value and the conversion price are subject to adjustment as provided for in the Certificate of Designation. The Company is prohibited from effecting a conversion of the Series A Preferred Stock to the extent that, after giving effect to the conversion, the holder (together with such holder’s affiliates and any persons acting as a group with holder or any of such holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion. A holder, upon notice to us, may increase or decrease this beneficial ownership limitation; provided, that, in no event can the holder increase the beneficial ownership limitation in excess of 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series A Preferred Stock then held by holder. Such increase of the beneficial ownership limitation cannot be effective until the 61st day after such notice is given to us and shall apply only to such holder. The Series A Preferred Stock has no voting rights; however, as long as any shares of Series A Preferred Stock are outstanding, the Company is not permitted, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series A Preferred Stock to (i) alter or change adversely the powers, preferences, or rights given to the Series A Preferred Stock or alter or amend the Series A Preferred Stock Certificate of Designation, (ii) amend the Company’s Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the holders, (iii) increase the number of authorized shares of Series A Preferred Stock, or (iv) enter into any agreement with respect to any of the forgoing.

Preferred Stock Issuances

Year ended December 31, 2021

None

Year ended December 31, 2020

None

At December 31, 2021 and December 31, 2020, there are 0 and 0 shares of Series A Preferred Stock issued and outstanding, respectively.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and December 31, 2020

Note 13 — Stockholders’ Equity (Deficit) (continued)

Common Stock

Of the 95,000,000 shares of Common Stock authorized by the Company’s Articles of Incorporation, 71,501,667 shares of Common Stock are issued and outstanding as of December 31, 2021. Each holder of Common Stock is entitled to one vote per share on all matters to be voted upon by the stockholders and are not entitled to cumulative voting for the election of directors. Holders of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the board of directors out of funds legally available therefor subject to the rights of preferred stockholders. The Company has not paid any dividends and does not intend to pay any cash dividends to the holders of Common Stock in the foreseeable future. The Company anticipates reinvesting its earnings, if any, for use in the development of its business. In the event of liquidation, dissolution, or winding up of the Company, the holders of Common Stock are entitled, unless otherwise provided by law or the Company’s Articles of Incorporation, including any certificate of designations for a series of preferred stock, to share ratably in all assets remaining after payment of liabilities and the preferences of preferred stockholders. Holders of the Company’s Common Stock do not have preemptive, conversion, or other subscription rights. There are no redemptions or sinking fund provisions applicable to the Company’s Common Stock.

Common Stock Issuances

For the fiscal years ended December 31, 2021 and December 31, 2020, the Company issued and/or sold the following unregistered securities:

Year ended December 31, 2021

On March 8, 2021, the Company issued 526,316 shares of common stock with a fair market value of $410,000 in satisfaction of $100,000 principal and all accrued interest for a note payable to a related party as per the terms of the Debt Conversion and Stock Purchase Agreement dated January 14, 2021.

On March 8, 2021, the Company issued 263,158 shares of common stock with a fair market value of $205,263 to a related party for the purchase of $50,000 of common stock as per the terms of the Debt Conversion and Stock Purchase Agreement dated January 14, 2021.

On March 29, 2021, the Company issued 225,000 shares of common stock with a fair market value of $135,000 to a consultant as per the terms of the Consulting Agreement dated February 25, 2021.

On April 24, 2021, the Company issued 1,000,000 shares of common stock with a fair market value of $630,000 as per the terms of the Termination Agreement with Blue Sky Companies, LLC and Let’s Roll Nevada, LLC.

On June 4, 2021, the Company issued 32,000 shares of common stock with a fair market value of $13,514 to its former Chief Financial Officer as final compensation for services previously rendered on behalf of the Company.

On July 14, 2021, the Company issued 29,495 shares of common stock, previously recorded as common stock issuable in the period ended June 30, 2021, with a fair market value of $12,093 to a Director as compensation per the terms of the Board of Directors Services Agreement.

On July 14, 2021, the Company issued 43,245 shares of common stock, previously recorded as common stock issuable in the period ended June 30, 2021, with a fair market value of $17,730 to a director as compensation per the terms of the Board of Directors Services Agreement.

On July 14, 2021, the Company issued 43,245 shares of common stock, previously recorded as common stock issuable in the period ended June 30, 2021, with a fair market value of $17,730 to a Director as compensation per the terms of the Board of Directors Services Agreement.

On July 21, 2021, the Company issued 62,333 shares of common stock with a fair market value of $25,089 to a consultant for services rendered on behalf of the Company.

On July 21, 2021, the Company issued 30,000 shares of common stock with a fair market value of $12,075 to a consultant for services rendered on behalf of the Company.

On July 21, 2021, the Company issued 120,000 shares of common stock with a fair market value of $48,300 to an employee for past due wages.

On July 21, 2021, the Company issued 60,000 shares of common stock with a fair market value of $24,150 to an employee for past due wages.

On July 21, 2021, the Company issued 30,000 shares of common stock with a fair market value of $12,075 to an employee for past due wages.

On July 30, 2021, the Company’s prior President, Richard S. Groberg, returned 300,000 shares of common stock to be retired as per the terms of the Cooperation and Release Agreement dated May 12, 2021. As of the date of this filing, the Company has yet to submit the shares to its transfer agent.

On December 31, 2021, the Company issued 333,334 shares of common stock with a fair market value of $96,501 to an officer for shares purchased in 2018 under the Company’s Regulation D offering.

On December 31, 2021, the Company issued a total of 90,000 shares of common stock with a fair market value of $24,300 to three directors for services rendered during the third and fourth quarters of 2021.

Year ended December 31, 2020

On February 11, 2020, the Company issued 250,000 shares of common stock to its former Secretary and President for services rendered on behalf of the Company.

On March 31, 2020, the Company issued 31,251 shares of common stock to its former Chief Financial Officer for services rendered on behalf of the Company.

On March 31, 2020, the Company issued 18,562 shares of common stock to its current Interim Chief Executive Officer for services rendered on behalf of the Company.

On April 7, 2020, the Company issued 20,000 shares of common stock to an accredited investor for purchasing shares through the Company’s Regulation D offering.

On December 14, 2020, the Company issued 500,000 shares of restricted common stock to its Secretary as per the terms of the Employment Agreement dated September 15, 2020.

On December 14, 2020, the Company issued 500,000 shares of restricted common stock to its Interim Chief Financial Officer as per the terms of the Employment Agreement dated October 1, 2020.

On December 14, 2020, the Company issued 250,000 shares of restricted common stock to its Interim Chief Executive Officer for services rendered on behalf of the Company.

On December 14, 2020, the Company issued 1,402,279 shares of restricted common stock to an accredited investor as per the terms of the Securities Purchase Agreement dated July 22, 2020.

On December 14, 2020, the Company issued 2,500 shares of restricted common stock for services rendered on behalf of the Company.

On December 14, 2020, the Company issued 2,500 shares of restricted common stock for services rendered on behalf of the Company.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and December 31, 2020

On December 14, 2020, the Company issued 200,000 shares of restricted common stock to a Consultant for consulting services rendered on behalf of the Company.

At December 31, 2021 and December 31, 2020, there are 71,501,667 and 68,613,541 shares of Common Stock issued and outstanding, respectively.